Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 21.7%
Banks - 7.7%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 08/16/2021 (B) (C)	$ 726,000	$ 726,000
Bank of America Corp.
4.18%, 11/25/2027	528,000	594,589
CPI-YoY + 1.10%, 5.26% (A), 11/19/2024	1,000,000	1,055,520
Barclays Bank PLC
CPI-YoY + 1.00%, 5.16% (A), 05/22/2023 (D)	2,600,000	2,668,770
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (E)	321,000	331,850
Corestates Capital II
3-Month LIBOR + 0.65%, 0.78% (A), 01/15/2027 (E)	269,000	261,994
Credit Agricole SA
2.81%, 01/11/2041 (E)	605,000	584,173
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (E)	701,000	766,244
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (E)	215,000	221,113
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	381,000	383,959
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (E)	621,000	685,272
Zions Bancorp NA
3.25%, 10/29/2029	288,000	307,041

		8,586,525

Capital Markets - 2.5%
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,319,000	1,362,697
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (B), 5.00% (A)	702,000	707,890
Morgan Stanley
CPI-YoY + 2.00%, 6.16% (A), 04/25/2023 - 06/09/2023	643,000	681,032

		2,751,619

Commercial Services & Supplies - 0.5%
Triton Container International Ltd.
3.15%, 06/15/2031 (E)	530,000	541,094

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	272,000	272,326

Food Products - 0.6%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (E)	581,000	681,803

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.8%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.28% (A), 02/12/2067 (E)	$ 898,000	$ 867,657

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	625,000	623,408
3.90%, 06/01/2052	644,000	666,453

		1,289,861

Metals & Mining - 2.8%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (C)	466,000	484,873
Glencore Funding LLC
2.85%, 04/27/2031 (C) (E)	791,000	817,560
Newcrest Finance Pty Ltd.
5.75%, 11/15/2041 (E)	446,000	607,788
Teck Resources Ltd.
6.25%, 07/15/2041	790,000	1,062,643
Vale Overseas Ltd.
3.75%, 07/08/2030	88,000	94,160

		3,067,024

Multi-Utilities - 0.2%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.27% (A), 05/15/2067	219,000	205,584

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031 (C)	127,000	133,457

Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.
4.25%, 01/15/2030 (C)	300,000	312,750
4.88%, 11/15/2027	50,000	53,741
Cenovus Energy, Inc.
4.25%, 04/15/2027 (C)	397,000	444,290
Diamondback Energy, Inc.
4.40%, 03/24/2051	424,000	484,033
Enable Midstream Partners, LP
4.95%, 05/15/2028	253,000	292,104
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077 (C)	731,000	783,997
Energy Transfer, LP
5.80%, 06/15/2038	315,000	390,894
Fixed until 02/15/2023 (B), 6.25% (A)	691,000	622,425
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (B), 6.00% (A)	133,000	103,740
Enterprise Products Operating LLC
3.70%, 01/31/2051	255,000	278,843
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	251,349
MPLX LP
Fixed until 02/15/2023 (B), 6.88% (A)	348,000	354,090

		4,372,256

Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc.
2.60%, 02/15/2033 (E)	$ 1,286,000	$ 1,278,561

Total Corporate Debt Securities (Cost $22,997,828)		24,047,767

FOREIGN GOVERNMENT OBLIGATIONS - 21.0%
Australia - 1.5%
Australia Government Bond
0.75%, 11/21/2027 (F)	AUD 1,900,000	1,672,425

Canada - 5.2%
Canadian Government Real Return Bond
4.00%, 12/01/2031	CAD 1,542,720	1,833,998
4.25%, 12/01/2026	3,852,480	4,004,208

		5,838,206

Mexico - 2.2%
Mexico Government International Bond
4.28%, 08/14/2041	$ 686,000	725,232
Mexico Udibonos
Series S,
4.50%, 12/04/2025	MXN 30,904,785	1,704,601

		2,429,833

New Zealand - 5.1%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (F)	NZD 6,450,000	5,628,693

Spain - 3.6%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (F)	EUR 2,201,409	3,230,792
1.00%, 11/30/2030 (F)	532,985	778,378

		4,009,170

United Kingdom - 3.4%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (F)	GBP 1,307,508	2,886,023
1.25%, 11/22/2032 (F)	410,133	886,596

		3,772,619

Total Foreign Government Obligations (Cost $21,896,726)		23,350,946

U.S. GOVERNMENT OBLIGATIONS - 54.6%
U.S. Treasury - 0.9%
U.S. Treasury Note
0.50%, 02/28/2026	$ 1,000,000	993,437

U.S. Treasury Inflation-Protected Securities - 53.7%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042 - 02/15/2045	2,200,362	2,792,741
1.00%, 02/15/2046	2,158,058	2,918,914
1.38%, 02/15/2044	923,800	1,313,757
2.13%, 02/15/2040	871,605	1,335,042
2.38%, 01/15/2025	2,998,275	3,506,928
3.38%, 04/15/2032	1,819,440	2,754,924
3.88%, 04/15/2029	2,128,217	3,060,393
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022 - 01/15/2030	16,366,232	17,506,871
0.13%, 07/15/2022 (C)	5,851,500	6,048,417
0.25%, 01/15/2025 - 07/15/2029	3,030,066	3,404,111
0.38%, 07/15/2023 - 07/15/2027	5,797,165	6,366,262
0.50%, 01/15/2028	1,636,590	1,878,179
0.63%, 04/15/2023 - 01/15/2026	6,192,899	6,787,474

		59,674,013

Total U.S. Government Obligations (Cost $54,449,935)		60,667,450

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 2.2%
Money Market Fund - 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.03% (G)	2,442,913	$ 2,442,913

Total Short-Term Investment Company (Cost $2,442,913)		2,442,913

OTHER INVESTMENT COMPANY - 4.7%
Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (G)	5,257,618	5,257,618

Total Other Investment Company (Cost $5,257,618)		5,257,618

Total Investments (Cost $107,045,020)		115,766,694
Net Other Assets (Liabilities) - (4.2)%		(4,671,898)

Net Assets - 100.0%		$ 111,094,796

Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	11/18/2021	USD	3,543,737	AUD	4,736,000	$66,480	$—
JPMS	11/18/2021	USD	4,145,380	CAD	5,190,000	—	(14,348)
JPMS	11/18/2021	USD	4,011,278	EUR	3,380,000	—	(7,253)
JPMS	11/18/2021	USD	3,602,480	GBP	2,600,000	—	(12,443)
JPMS	11/18/2021	USD	1,706,478	MXN	34,500,000	—	(14)
JPMS	11/18/2021	USD	4,046,072	NZD	5,800,000	8,508	—
JPMS	11/18/2021	AUD	4,736,000	USD	3,493,927	—	(16,670)

Total						$74,988	$(50,728)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$24,047,767	$—	$24,047,767
Foreign Government Obligations	—	23,350,946	—	23,350,946
U.S. Government Obligations	—	60,667,450	—	60,667,450
Short-Term Investment Companies	2,442,913	—	—	2,442,913
Other Investment Company	5,257,618	—	—	5,257,618

Total Investments	$7,700,531	$108,066,163	$—	$115,766,694

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$74,988	$—	$74,988

Total Other Financial Instruments	$—	$74,988	$—	$74,988

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(50,728)	$—	$(50,728)

Total Other Financial Instruments	$—	$(50,728)	$—	$(50,728)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (D)	$—	$—	$—	$2,668,770

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,661,764, collateralized by cash collateral of $5,257,618 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,541,088. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.

Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $7,645,109, representing 6.9% of the Fund’s net assets.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the total value of Regulation S securities is $15,082,907, representing 13.6% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at July 31, 2021.
(H)	The Fund recognizes transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 4

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6